CONSOLIDATION STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares	Additional Paid-In Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total [1]
Balance at Jun. 30, 2016		$ 50,000	$ 416,898		$ (433,325)	$ (6,325)	$ 27,248
Balance (in shares) at Jun. 30, 2016	[1]	17,605,633.8028
Net income for the year					1,642,569		1,642,569
Appropriation of statutory reserves				$ 123,759	(123,759)
Foreign currency translation gain						2,855	2,855
Profit dividend					(986,044)		(986,044)
Balance at Jun. 30, 2017		$ 50,000	416,898	123,759	99,441	(3,470)	686,628
Balance (in shares) at Jun. 30, 2017	[1]	17,605,633.8028
Net income for the year					2,325,599		2,325,599
Appropriation of statutory reserves				232,577	(232,577)
Foreign currency translation gain						13,470	13,470
Profit dividend					(2,157,623)		(2,157,623)
Balance at Jun. 30, 2018		$ 50,000	416,898	356,336	34,840	10,000	868,074
Balance (in shares) at Jun. 30, 2018	[1]	17,605,633.8028
Net income for the year					5,188,919		5,188,919
Share cancellation		$ (4,500)	4,500
Share cancellation (in shares)	[1]	(1,584,507.0422)
Appropriation of statutory reserves				518,935	(518,935)
Foreign currency translation gain						(64,021)	(64,021)
Balance at Jun. 30, 2019		$ 45,500	$ 421,398	$ 875,271	$ 4,704,824	$ (54,021)	$ 5,992,972
Balance (in shares) at Jun. 30, 2019	[1]	16,021,126.7606

[1]	Retrospectively restated for effect of reverse split.